Stockholders' Equity - Common Units (Details) $ / shares in Units, $ in Thousands		8 Months Ended	12 Months Ended
	Jun. 09, 2017 USD ($) class vote shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) class	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares
Capital Unit [Line Items]
New issues | $		$ 324,706		$ 4,399	$ 2,082
Offering costs | $			$ 7,083	$ 307	$ 0
Number of classes of units | class	2		3
Pluralsight Holdings
Capital Unit [Line Items]
Authorized units (in shares)				128,518,053
Outstanding units (in shares)				48,407,645
Class A common units
Capital Unit [Line Items]
New issues (in shares)				625,373	353,351
New issues | $				$ 4,400	$ 2,000
Offering costs | $					$ 14
Number of shares sold (in shares)				6,731,791
Stock price (in dollars per share) | $ / shares				$ 8.25
Purchase price | $				$ 55,500
Equity-based compensation expense | $				$ 9,900
Votes per share | vote	1
Class A common units | Pluralsight Holdings
Capital Unit [Line Items]
Authorized units (in shares)				112,556,982
Outstanding units (in shares)				35,446,574
Class B common units
Capital Unit [Line Items]
Shares issued from conversion (in shares)	12,961,071
Difference in fair value | $	$ 2,100
Votes per share | vote	10
Class B common units | Pluralsight Holdings
Capital Unit [Line Items]
Authorized units (in shares)				15,961,071
Outstanding units (in shares)				12,961,071